Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Details) $ in Millions	Sep. 30, 2025 CAD ($)
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 5,216
Accounts payable and accrued liabilities | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,216
Accounts payable and accrued liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,437
Lease Liabilities | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	490
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	860
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	643
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,444
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	10,972
Long-Term Debt | Less than 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	316
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	3,066
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	688
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,902